DWS Money Market Prime Series Expense Example - ClassACS [Member] - DWS Money Market Prime Series	Jul. 31, 2025 USD ($)
DWS Cash Investment Trust Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,071
DWS Cash Investment Trust Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,696
DWS Cash Investment Trust Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	$ 814